SHORT-TERM BORROWINGS - Proceeds/Repayments From Borrowing Programs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 150,000,000		$ 0
Net proceeds received from (repayment of) short-term borrowings	971,000,000		(1,146,000,000)
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	150,000,000		0
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 3,235,000,000	$ 2,568	$ 4,406,000,000	$ 3,316
Exchange rate on proceeds received from short-term borrowings	1.260	1.260	1.329	1.329
Repayments of short-term borrowings	$ (2,914,000,000)	$ (2,314)	$ (5,552,000,000)	$ (4,098)
Exchange rate on repayments of short-term borrowings	1.259	1.259	1.355	1.355
Net proceeds received from (repayment of) short-term borrowings	$ 321,000,000	$ 254	$ (1,146,000,000)	$ (782)
Credit facilities
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 1,503,000,000	$ 1,200	$ 0	$ 0
Exchange rate on proceeds received from short-term borrowings	1.253	1.253	0	0
Repayments of short-term borrowings	$ (1,003,000,000)	$ (800)	$ 0	$ 0
Exchange rate on repayments of short-term borrowings	1.254	1.254	0	0
Net proceeds received from (repayment of) short-term borrowings	$ 500,000,000		$ 0